Notes Payable, Bank and Other Long-Term Debt - Summary of Notes Payable and Bank Debt (Parenthetical) (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015	Oct. 21, 2013
Debt Instrument [Line Items]
Debt discount	$ 0	$ 455	$ 704	$ 1,200
Debt issuance cost	$ 0	$ 3,505	$ 5,426